Accumulated other comprehensive income (loss), net of tax (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	12 Months Ended
	Mar. 31, 2022 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ (948)	[1]
Tax effect	1,027	[2]
Net of tax before allocation to noncontrolling interests	79
Net of tax attributable to noncontrolling interests	40	[2]
Net of tax attributable to MHFG shareholders	119
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(27,553)	[1]
Tax effect	8,504	[2]
Net of tax before allocation to noncontrolling interests	(19,049)
Net of tax attributable to MHFG shareholders	(19,049)
Accumulated Foreign Currency Adjustments | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	745	[1]
Net of tax before allocation to noncontrolling interests	745
Net of tax attributable to MHFG shareholders	745
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	26,745	[1]
Tax effect	(7,748)	[2]
Net of tax before allocation to noncontrolling interests	18,997
Net of tax attributable to noncontrolling interests	(24)	[2]
Net of tax attributable to MHFG shareholders	18,973
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	(885)	[1]
Tax effect	271	[2]
Net of tax before allocation to noncontrolling interests	(614)
Net of tax attributable to noncontrolling interests	64	[2]
Net of tax attributable to MHFG shareholders	¥ (550)

[1]	The financial statement line item in which the amounts in the before tax column are reported in the consolidated statements of income is listed to the right of the table.
[2]	The financial statement line items in which the amounts in the tax effect and the net of tax attributable to noncontrolling interest columns are reported in the consolidated statements of income are Income tax expense and Net income, respectively.